As filed with the Securities and Exchange Commission on July 9, 2021

Securities Act File No. 333-249926

Investment Company Act File No. 811-23617

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1	☒
AND/OR
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

Engine No. 1 ETF Trust

(Exact Name of Registrant as Specified in its Charter)

710 Sansome Street

San Francisco, CA 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (628) 251-1222

Jennifer Grancio

Fund Management at Engine No. 1 LLC
710 Sansome Street
San Francisco, CA 94111

 (Name and address of agent for service)

Copy to:

John J. Mahon

Schulte Roth & Zabel LLP

901 Fifteenth Street, NW, Suite 800

Washington, DC 20005

Telephone Number: (202) 729-7477

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ___________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________ or at such later date as the Commission shall order pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Engine No. 1 ETF Trust (the “Registrant”) is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in the Registrant’s prospectus, which was filed with the Securities and Exchange Commission on June 21, 2021, and relates to the following series:

Engine No. 1 Transform 500 ETF

Engine No. 1 Transform Climate ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Francisco and State of California on this 9th day of July 2021.

Engine No. 1 ETF Trust

/s/ Jennifer Grancio
Name:	Jennifer Grancio
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

	Name	Title	Date

	*	Trustee	July 9, 2021
Scott Ebner

	*	Trustee	July 9, 2021
Jack Gee

	/s/ Jennifer Grancio	Trustee	July 9, 2021
Jennifer Grancio

	*	Trustee	July 9, 2021
Elaine Orr

	/s/ Josh Hunter	Chief Financial Officer & Treasurer
	Josh Hunter	(Principal Financial Officer and Principal Accounting Officer)	July 9, 2021

*By:	/s/ Jennifer Grancio
Jennifer Grancio
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase